CONSOLIDATED STATEMENTS OF OPERATIONS (Parantheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain on disposal	$ 47,390,421
General and administrative [Member]
Share-based compensation		$ 4,190,449